CONVERTIBLE NOTE PAYABLE (Details 2)	12 Months Ended
Oct. 31, 2023
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.0012
Measurement Input, Share Price [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.01 - 0.038
Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.0006 - 0.0007
Measurement Input, Conversion Price [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.0025 - 0.0069
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	230.13% - 240.8
Measurement Input, Price Volatility [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	222.7% - 326.6%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	5.3
Measurement Input, Risk Free Interest Rate [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	3.6% - 4.8%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value
Measurement Input, Expected Dividend Rate [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0 - 0.85
Measurement Input, Expected Term [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.41 - 1